Note 3 - Revenue Recognition Standard - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,931,473	$ 1,729,031
FirstService Residential Segment [Member]
Revenues	1,254,840	1,174,332
FirstService Brands Segment [Member]
Revenues	676,633	554,699
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	540,058	428,961
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	132,079	122,620
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 4,496	$ 3,118